The adoption of IFRS 9 - Impact on total equity (Details) - GBP (£) £ in Millions	Jan. 01, 2018	Dec. 31, 2017
Impact on the balance sheet due to application IFRS 9
Equity as per IAS 39		£ 49,093
Classification & measurement	£ 561
Mandatory fair value through profit or loss assets - adjustments following business model reviews (SPPI)	579
Equity shares held at cost under IAS 39 - fair value adjustments through FVOCI reserve	48
Additional write-down of amortised cost assets	(66)
Expected credit losses	(616)
Amortised cost assets	(531)
Contingent liabilities and commitments	(85)
Tax	(16)
At 1 January 2018 - under IFRS on transition to IFRS 9	49,022
Loans to customers - amortised cost
Impact on the balance sheet due to application IFRS 9
Mandatory fair value through profit or loss assets - adjustments following business model reviews (SPPI)	583
Debt securities
Impact on the balance sheet due to application IFRS 9
Mandatory fair value through profit or loss assets - adjustments following business model reviews (SPPI)	£ 4